united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

Redwood Managed Volatility Fund

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2015

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfund.com

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
April 30, 2015 (Unaudited)

The Fund’s performance figures* for the periods ended April 30, 2015, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	(1.74)%	(1.09)%	1.48%
Class N	(1.89)%	(1.31)%	1.28%
Class Y	(1.67)%	(0.83)%	1.73%
BofAML US Treasuries 3-5 Yr Index (b)	1.60%	2.80%	2.46%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed,may be worth more or less than their original cost. Total returns are calculated using the traded NAV on April 30, 2015. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.37% for Class I shares, 2.62% for Class N shares, and 2.37% for Class Y shares per the February 28, 2015 prospectus. The Fund’s investment adviser has contractually agreed to reduce its fee and/or absorb expenses of the Fund, at least until March 1, 2016, to ensure that the net annual fund operating expenses will not exceed 1.99%, 2.24%, and 1.50% of Class I, Class N and Class Y shares, respectively, subject to possible recoupment from the Fund in future years. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a) Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b) BofA Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark.

PORTFOLIO ANALYSIS (Unaudited) April 30, 2015
Percent of
Net Assets
Mutual Funds	83.1%
Short-Term Investments	16.6%
Other Assets Less Liabilities	0.3%
Total	100.0%

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015

Shares		Fair Value

	MUTUAL FUNDS - 83.1%
	DEBT FUNDS - 83.1%
2,183,406	Credit Suisse Floating Rate High Income Fund	$15,043,668
3,937,008	Eaton Vance Floating Rate & High Income Fund	35,078,740
1,368,613	Eaton Vance Floating-Rate Advantaged Fund	15,027,372
3,891,051	First Investors Fund for Income	9,961,090
4,464	Forward Select Income Fund	114,767
3,009,027	Goldman Sachs High Yield Floating Rate Fund ^	30,030,090
3,892,537	JPMorgan High Yield Fund	30,011,462
1,954,563	Loomis Sayles Senior Floating Rate and Fixed Income Fund ^	20,112,451
3,767,492	Lord Abbett Floating Rate Fund	35,037,675
2,241,886	Payden High Income Fund	14,998,215
3,218,884	PIMCO High Yield Fund	29,903,433
2,000,000	RS Floating Rate Fund ^	20,000,000
2,129,925	SEI Institutional Investment Trust - High Yield Bond Fund	20,042,600
	TOTAL MUTUAL FUNDS (Cost - $275,399,306)	275,361,563

	SHORT-TERM INVESTMENT - 16.6%
55,079,027	Goldman Sachs Financial Square Funds - Prime Obligation Fund, 0.00% + ^	55,079,027
	TOTAL SHORT-TERM INVESTMENTS (Cost - $55,079,027)

	TOTAL INVESTMENTS - 99.7% (Cost - $330,478,333) (a)	$330,440,590
	OTHER ASSETS LESS LIABILITIES - 0.3%	1,055,380
	TOTAL NET ASSETS - 100.0%	$331,495,970

+ Variable rate security. Interest rate is as of April 30, 2015.
 ^ All or a portion of the security is segregated as collateral for swaps.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $330,478,928 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$280,548
Unrealized depreciation:	(318,886)
Net unrealized depreciation:	$(38,338)

Unrealized
SCHEDULE OF SWAPS	Gain
LONG EQUITY SWAP CONTRACTS - 0.2%
Total return swap with Barclays Bank.The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on July 3, 2014 and has a term of three years therefrom unless earlier terminated. In addition, the swap provides for a fee to Barclays Bank, in the amount of LIBOR + a spread. (Notional Amount $165,648,756)	$704,427
TOTAL LONG EQUITY SWAP CONTRACTS	$704,427

Redwood Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2015

Assets:
Investments in Securities:
At Cost	$330,478,333
At Value	330,440,590
Dividends and Interest Receivable	511,102
Receivable for Portfolio Shares Sold	640,036
Unrealized appreciation on swaps	704,427
Prepaid Expenses and Other Assets	143,964
Total Assets	332,440,119

Liabilities:
Payable for Investments Purchased	65,179
Accrued Advisory Fees	355,608
Distributions Payable	6,799
Payable for Fund Shares Redeemed	499,310
Other Accrued Expenses	17,253
Total Liabilities	944,149

Net Assets	$331,495,970

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized;
4,015,719 shares of beneficial interest outstanding)	$59,865,658
Net Asset Value, Offering and Redemption Price Per Share *
($59,862,514/4,015,719 shares of beneficial interest outstanding)	$14.91

Class N Shares:
Net Assets (Unlimited shares of no par value interest authorized;
2,155,110 shares of beneficial interest outstanding)	$32,112,005
Net Asset Value, Offering and Redemption Price Per Share *
($32,110,315/2,155,110 shares of beneficial interest outstanding)	$14.90

Class Y Shares:
Net Assets (Unlimited shares of no par value interest authorized;
16,012,179 shares of beneficial interest outstanding)	$239,518,307
Net Asset Value, Offering and Redemption Price Per Share *
($239,505,761/16,012,179 shares of beneficial interest outstanding)	$14.96

Composition of Net Assets:
At April 30, 2015, Net Assets consisted of:
Paid-in-Capital	$339,410,583
Accumulated Net Investment Income	577,975
Accumulated Net Realized Loss from Security Transactions and Swaps	(9,159,495)
Net Unrealized Gain from Security Transactions and Swaps	666,907
Net Assets	$331,495,970

*  The Fund charges a 1.00% fee on shares redeemed less than 30 days after the purchase.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2014

Investment Income:
Dividend Income	$5,207,287
Interest Income	7,169
Total Investment Income	5,214,456

Expenses:
Investment Advisory Fees	2,417,106
Administration Fees	85,868
Non 12b-1 Shareholder Servicing	76,107
Distribution Fees (12b-1) fees	30,853
Fund Accounting Fees	29,285
Transfer Agent Fees	27,220
Registration & Filing Fees	19,951
Miscellaneous Expenses	18,210
Printing Expense	12,959
Legal Fees	11,417
Custody Fees	9,720
Chief Compliance Officer Fees	8,663
Audit Fees	7,699
Insurance Expense	5,992
Trustees’ Fees	3,680
Total Expenses	2,764,730
Less: Fees Waived/Expenses Reimbursed by Adviser	(230,092)
Net Expenses	2,534,638

Net Investment Income	2,679,818

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments and Swaps	(7,087,200)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,452,007)
Swaps	704,650
Net Realized and Unrealized Loss on Investments	(7,834,557)

Net Decrease in Net Assets Resulting From Operations	$(5,154,739)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2015	For the Period Ended October 31, 2014*
	(Unaudited )
Operations:
Net Investment Income	$2,679,818	$3,293,174
Net Realized Loss on Investments and Swaps	(7,087,200)	(2,395,706)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(747,357)	1,414,041
Net Increase (Decrease) in Net Assets Resulting From Operations	(5,154,739)	2,311,509

Distributions to Shareholders From:
Net Invetment Income:
Class I	(350,103)	(114,518)
Class N	(141,428)	(88,354)
Class Y	(1,707,757)	(2,669,223)
Total Distributions to Shareholders	(2,199,288)	(2,872,095)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued (3,645,444 and 2,191,230 shares, respectively)	54,781,437	33,830,455
Distributions Reinvested (21,242 and 6,332 shares, respectively)	319,314	97,256
Redemption Fee Proceeds	4,205	974
Cost of Shares Redeemed (1,688,011 and 160,518 shares, respectively)	(25,276,264)	(2,467,609)
Total From Capital Transactions: Class I	29,828,692	31,461,076

Class N Shares:
Proceeds from Shares Issued (1,718,494, and 1,108,097 shares, respectively)	25,822,916	17,102,748
Distributions Reinvested (8,258 and 5,570 shares, respectively)	124,148	85,847
Redemption Fee Proceeds	1,755	547
Cost of Shares Redeemed (544,459 and 140,850 shares, respectively)	(8,145,466)	(2,189,828)
Total From Capital Transactions: Class N	17,803,353	14,999,314

Class Y Shares:
Proceeds from Shares Issued (7,136,027 and 15,894,474 shares, respectively)	107,605,554	243,678,468
Distributions Reinvested (102,684 and 162,334 shares, respectively)	1,549,380	2,504,913
Redemption Fee Proceeds	19,574	11,392
Cost of Shares Redeemed (5,576,344 and 1,706,996 shares, respectively)	(83,760,910)	(26,290,223)
Total From Capital Transactions: Class Y	25,413,598	219,904,550

Total Increase in Net Assets	65,691,616	265,804,354

Net Assets:
Beginning of Period	265,804,354	—
End of Period	$331,495,970	$265,804,354

Accumulated Net Investment Income at End of Period	$577,975	$97,445
__________
* The Fund commenced operations on December 19, 2013.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the Six Months Ended April 30, 2015	For the Period Ended October 31,2014*
	(Unaudited)
Net Asset Value, Beginning of Period	$15.28	$15.00
Decrease From Operations:
Net investment income (a)	0.10	0.22
Net gain (loss) from investments (both realized and unrealized)	(0.36)	0.35
Total from operations	(0.26)	0.57

Less Distributions:
From net investment income	(0.11)	(0.29)
Total Distributions	(0.11)	(0.29)

Paid in Capital from Redemption Fees (f)	0.00	0.00

Net Asset Value, End of Period	$14.91	$15.28

Total Return (b)	(1.74)%	3.83%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$59,866	$31,129

Ratio of expenses to average net assets (c,e)	1.69%	1.79%
Ratio of net investment income to average net assets (c,g)	1.57%	2.58%
Portfolio turnover rate (d)	334%	358%
_________________________
*Class I commenced operations on December 19, 2013.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents  the per share data  for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains  distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.
(f) Amount is less then 0.01 per share.
(g) Recognition of net investment income by the Fund is affected by the timinig of declartion of dividends by underlying  investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund - Class N
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the Six Months Ended April 30, 2015	For the Period Ended October 31, 2014*
	(Unaudited)
Net Asset Value, Beginning of Period	$15.28	$15.00
Decrease From Operations:
Net investment income (a)	0.09	0.23
Net gain (loss) from investments (both realized and unrealized)	(0.38)	0.33
Total from operations	(0.29)	0.56

Less Distributions:
From net investment income	(0.09)	(0.28)
Total Distributions	(0.09)	(0.28)

Paid in Capital from Redemption Fees (f)	0.00	0.00

Net Asset Value, End of Period	$14.90	$15.28

Total Return (b)	(1.89)%	3.71%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$32,112	$14,863

Ratio of expenses to average net assets (c,e)	1.94%	2.04%
Ratio of net investment income to average net assets (c,g)	1.32%	2.33%
Portfolio turnover rate (d)	334%	358%
_________________________
*Class N commenced operations on December 19, 2013.
 (a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data  for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains  distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.
(f) Amount is less then 0.01 per share.
(g) Recognition of net investment income by the Fund is affected by the timinig of declartion of dividends by underlying  investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund - Class Y
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the Six Months Ended April 30, 2015	For the Period Ended October 31, 2014 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.32	$15.00
Decrease From Operations:
Net investment income (a)	0.13	0.39
Net gain (loss) from investments (both realized and unrealized)	(0.38)	0.22
Total from operations	(0.25)	0.61

Less Distributions:
From net investment income	(0.11)	(0.29)
Total Distributions	(0.11)	(0.29)

Paid in Capital from Redemption Fees (g)	0.00	0.00

Net Asset Value, End of Period	$14.96	$15.32

Total Return (b)	(1.67)%	4.10%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$239,518	$219,812

Ratio of gross expenses to average net assets (c,e,f)	1.69%	1.79%
Ratio of net expenses to average net assets (c,e)	1.50%	1.50%
Ratio of net investment income to average net assets (c,h)	1.76%	2.87%
Portfolio turnover rate (d)	334%	358%
_________________________
*Class Y commenced operations on December 19, 2013.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data  for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains  distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns  would have been lower.  Total  returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.
(f) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(g) Amount is less then 0.01 per share.
(h) Recognition of net investment income by the Fund is affected by the timinig of declartion of dividends by underlying  investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2015

1.           ORGANIZATION

Redwood Managed Volatility Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced investment operations on December 19, 2013. The investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss.

The Fund offers Class I, Class N and Class Y shares. All classes are sold at NAV and are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds- The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Mutual Funds		$275,361,563	$—	$—	$275,361,563
Short Term Investment		55,079,027	—	—	55,079,027
	Total Assets	$330,440,590	$—	$—	$330,440,590
Liabilities
Derivatives
Swaps		$—	$704,427	$—	$704,427
	Total Liabilities	$—	$704,427	$—	$704,427

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date.

The Fund maintains a control account with the value of the collateral to not be less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays for that month). As of April 30, 2015 the notional value of the swap was $165,648,756. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract’s remaining life), which is monthly. The average notional value of the basket swaps that the Fund invested in during the six months ended April 30, 2015 was $70,307,462.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of April 30, 2015:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Equity	Unrealized appreciation on swaps

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2015:

Asset Derivatives Investment Value
Derivative Investment Type	Equity
Swaps	$704,427

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended April 30, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) on swaps
Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended April 30, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total for the Six Months Ended April 30, 2015
Swaps	$(951,140)	$(951,140)
	$(951,140)	$(951,140)

Changes in unrealized appreciation/(depreciation)on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total for the Six Months Ended April 30, 2015
Swaps	$704,650	$704,650
	$704,650	$704,650

The notional value of the derivative instruments outstanding as of April 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets - The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2015.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets (1)	Gross Amounts Offset in the Statement of Assets &Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments (2)	Cash Collateral Pledged	Net Amount
Swaps	$704,427	$—	$704,427	$704,427	$—	$—
Total	$704,427	$—	$704,427	$704,427	$—	$—

(1) Swap contracts at value as presented in the Portfolio of Investments.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Market Risk – The Fund’s investments in financial instruments and derivatives expose it to various risks such as, but not limited to, interest rate, foreign currency and equity risk.

Equity Risk – The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Each equity security and equity related

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

investments generally have greater market price volatility than fixed income securities. The Advisor manages equity risk through its investments in swaps.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years (2013-2014) or expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.           INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended April 30, 2015 amounted to $657,156,334 and $635,898,582, respectively.

4.           ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Redwood Investment Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least March 1, 2016, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.99%, 2.24%, and 1.50% of the Fund’s average daily net assets for Class I, Class N, and Class Y shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.99%, 2.24%, and 1.50% of average daily net assets attributable to Class I, Class N, and Class Y shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.99%, 2.24% and 1.50 % of average daily net assets for Class I, Class N and Class Y shares, respectively. If Fund Operating Expenses attributable to Class I, Class N, and Class Y shares subsequently exceed 1.99%, 2.24 and 1.50% per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended April 30, 2015, the Advisor has reimbursed $230,092. As of October 31, 2014, the cumulative expenses subject to recapture amounted to $316,603, all of which will expire October 31, 2017.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2015, Class N paid $30,853 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I, Class N, and Class Y shares.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.           REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

fee occurs. For the six months ended April 30, 2015, the Fund assessed $4,205 on Class I shares, $1,755 on Class N shares, and $19,574 on Class Y shares in redemption fees.

6.           CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 20% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of April 30, 2015, RBC Capital Markets, LLC, accounts holding shares for the benefit of others in nominee name, held approximately 27% of the voting securities of Class I. As of April 30, 2015, Charles Schwab & Co. Inc., and the Trust Company of America, accounts holding shares for the benefit of others in nominee name, held approximately 26% and 28% of the voting securities of Class Y, respectively.

7.           DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended October 31, 2014 was as follows:

Fiscal Year Ended October 31, 2014
Ordinary Income	$2,872,095

As of October 31, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$97,445	$(2,071,701)	$1,413,670	$(560,586)

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At October 31, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term
$2,071,701

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of swaps, resulted in reclassifications for the period ended October 31, 2014 as follows:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(323,634)	$323,634

8.           SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Redwood Managed Volatility Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2015

As a shareholder of Redwood Managed Volatility Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Redwood Managed Volatility Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses
The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Redwood Managed Volatility Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 – 4/30/15	Expense Ratio During Period 11/1/14 – 4/30/15
Class I	$1,000.00	$982.60	$8.31	1.69%
Class N	1,000.00	981.10	9.53	1.94%
Class Y	1,000.00	983.30	7.38	1.50%

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 – 4/30/15	Expense Ratio During Period 11/1/14 – 4/30/15
Class I	$1,000.00	$1,016.41	$8.45	1.69%
Class N	1,000.00	1,015.17	9.69	1.94%
Class Y	1,000.00	1,017.36	7.50	1.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.
Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

• Social Security number and income
• Account transactions and transaction history
• Investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business.In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share
Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
• open an account or give us contact information
• provide account information or give us your income information
• make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

• Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

• Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

• Two Roads Shared Trust does not jointly market.

Proxy Voting Policy
Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings
Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Advisor, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/2/15

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/2/15